Contingent liabilities and commitments - Summary (Details) - GBP (£) £ in Millions	Dec. 31, 2022	Dec. 31, 2021
Total contingent liabilities and financial guarantees
Disclosure of contingent liabilities [line items]
Notional contract amount	£ 24,205	£ 21,346
Total commitments
Disclosure of contingent liabilities [line items]
Notional contract amount	395,508	345,711
of which: carried at fair value | Total contingent liabilities and financial guarantees
Disclosure of contingent liabilities [line items]
Notional contract amount	1,423	231
of which: carried at fair value | Total commitments
Disclosure of contingent liabilities [line items]
Notional contract amount	13,471	18,571
Guarantees and letters of credit pledged as collateral security | Total contingent liabilities and financial guarantees
Disclosure of contingent liabilities [line items]
Notional contract amount	17,760	15,549
Performance guarantees, acceptances and endorsements | Total contingent liabilities and financial guarantees
Disclosure of contingent liabilities [line items]
Notional contract amount	6,445	5,797
Documentary credits and other short-term trade related transactions | Total commitments
Disclosure of contingent liabilities [line items]
Notional contract amount	1,748	1,584
Standby facilities, credit lines and other commitments | Total commitments
Disclosure of contingent liabilities [line items]
Notional contract amount	£ 393,760	£ 344,127